UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  28-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

     Robert Scott McLellan     New York, New York     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $243,601 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107    14959    23000 SH       SOLE                    23000
AFLAC INC                      COM              001055102    15031   325000 SH       SOLE                   325000
AMERICAN COMMERCIAL LINES      COM PAR $0.01    025195405     5499   300000 SH       SOLE                   300000
BHP BILLITON PLC               SPONSORED ADR    05545E209     9578   150000 SH       SOLE                   150000
CB RICHARD ELLIS GROUP INC     CL A             12497T101    16284  1200000 SH       SOLE                  1200000
COVANTA HLDG CORP              COM              22282E102    13748   760000 SH       SOLE                   760000
ELECTRONIC ARTS INC            COM              285512109     8875   500000 SH       SOLE                   500000
HARMAN INTL INDS INC           COM              413086109     7056   200000 SH       SOLE                   200000
KEYCORP NEW                    COM              493267108     7215  1300000 SH       SOLE                  1300000
LIBERTY GLOBAL INC             COM SER A        530555101    13134   600000 SH       SOLE                   600000
MASTERCARD INC                 CL A             57636Q104    15359    60000 SH       SOLE                    60000
MODUSLINK GLOBAL SOLUTIONS I   COM              60786L107     3764   400000 SH       SOLE                   400000
NII HLDGS INC                  CL B NEW         62913F201    17462   520000 SH       SOLE                   520000
POPULAR INC                    COM              733174106     2825  1250000 SH       SOLE                  1250000
REGIONS FINANCIAL CORP NEW     COM              7591EP100    14812  2800000 SH       SOLE                  2800000
SPDR GOLD TRUST                GOLD SHS         78463V107    16097   150000 SH       SOLE                   150000
THERMO FISHER SCIENTIFIC INC   COM              883556102    11923   250000 SH       SOLE                   250000
TRANSDIGM GROUP INC            COM              893641100    18759   395000 SH       SOLE                   395000
TRANSOCEAN LTD                 REG SHS          H8817H100    14076   170000 SH       SOLE                   170000
WYNDHAM WORLDWIDE CORP         COM              98310W108    17145   850000 SH       SOLE                   850000